Inventories	12 Months Ended
Dec. 31, 2019
INVENTORIES.
Inventories

13.  INVENTORIES.

The detail of inventories as of December 31, 2019 and 2018, is as follows:

	As of December 31,
	2019	2018
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	18,352,465	35,786,830
Gas	2,287,934	7,115,226
Oil	3,888,712	2,684,688
Coal	12,175,819	25,986,916
Supplies for projects and spare parts	18,073,825	12,951,779
Electrical materials	3,245,960	8,223,034
Total	39,672,250	56,961,643

There are no inventories pledged as security for liabilities.

For the years ended December 31, 2019, 2018 and 2017, the raw materials and supplies recognized as fuel costs amounted to ThCh$230,944,415, ThCh$231,028,169 and ThCh$280,739,362, respectively. See Note 29.